Leases (Details) - Schedule of weighted-average remaining lease term and discount rate	Dec. 31, 2020	Dec. 31, 2019
Schedule of weighted-average remaining lease term and discount rate [Abstract]
Weighted average remaining lease term	2 years 2 months 12 days	2 years 9 months 29 days
Weighted average discount rate	4.46%	3.75%